Iman Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 3, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	ALLIED ASSET ADVISORS FUNDS (the “Trust”)
Securities Act Registration No: 333-30924
Investment Company Act Registration No: 811-09821

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Iman Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated September 28, 2018, and filed electronically as Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on September 28, 2018.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/Alia Vasquez
Alia Vasquez, Esq.
Vice President
For U.S. Bank Global Fund Services
as Administrator to the Trust